CMSP Report	12 Months Ended
Dec. 31, 2024
CMSP Report [Line Items]
Document Type	17AD-27
Amendment Flag	false
Entity Registrant Name	DTCC ITP Matching (US) LLC
Entity Central Index Key	0002034958
Document Period End Date	Dec. 31, 2024
STP Policies and Procedures Summary

Rule 17Ad-27(b)(1)

By using Services as defined in the Procedures, Clients of ITP are using the Services in the most effective manner to promote STP. In order to be eligible as a Client of ITP, entities must: (i) enter into a DTCC ITP Master Services Agreement ("MSA"); (ii) complete an Order Form to elect Services (and other applicable onboarding documentation); (iii) be subject to ITP's client verification process; and (iv) be subject to global sanctions screenings against various watch lists. Pursuant to the ITPM CMPS Policy, upon becoming a Client of ITP, and under the MSA, Clients are subject to the "Terms," and other "Procedures," including policies and procedures communicated to Clients, each as defined under the MSA. The DTCC ITP Service Specific Term Addendum is additional Terms which includes language relating to no action relief, as it pertains to archival services, issued by the staff of the SEC to DTCC ITP and its predecessors on behalf of its Clients who are SEC registered investment advisers and broker dealers. Additional information is located in the DTCC ITP Client Requirement Policy on the T+1 and ITP home page of the Learning Center at dtcclearning.com/products-and-services/itp/itp-cross-product/t1-and-itp.html.

In April 2024, ITP published its Client facing CMSP policies and procedures, of which all Clients are subject to per the MSA, in compliance with Rule 17Ad-27, effective as of T+1 go-live on May 28, 2024. A CMSP "Frequently Asked Questions" was also created and published to address ITP's approach to policies and procedures, the impact to Clients, and clarification on the metrics that would be included in the Report. Below is a summary of the published CMSP Client facing policies and procedures and supporting artifacts that were developed or enhanced to support the facilitation of STP:

  DTCC ITPM Central Matching Service Provider (CMSP) Policy is the principal document that provides the overarching structure for how ITPM establishes, executes against, governs and oversees compliance with its CMSP requirements. This is done within the policy by addressing how ITPM:
  governs, oversees, and implements its STP strategy;
  captures feedback from Clients and the industry on the advancement of STP;
  positions its Service offerings and establishes its Client requirements;
  aims to reduce manual processes and establishes minimum matching criterion; and
  communicates to Clients/potential Clients.
  DTCC ITP Client Requirement Policy - Outlines a Client's eligibility requirements, including a Client's obligations under the various user agreements and procedures of ITP, which Clients must adhere to when subscribing to Services. Failure to comply with and/or provide accurate or complete information required for setup may lead to consequences, such as but not limited to, a delay in access to Services or termination of the MSA. If Services are not used as outlined in the Procedures, Clients may experience limitations with the Services and difficulty achieving STP.
  DTCC ITP Services Catalog and DTCC ITP Services Catalog Supplement - The Services Catalog describes the Service offerings available to Clients and is the framework by which ITP strives to offer, contract and communicate Service offerings with Clients. The Services Catalog includes details on Services functionality, as well as Client connectivity and access configurations (which may differ depending on Client type), optional workflows and add-on/ancillary Services, subject to elected Services. Optional workflows and add-on/ancillary Services are not stand-alone Services and may require additional documentation and/or fees may apply. The Services Catalog Supplement includes detail beyond the Services Catalog, in the form of: (1) service descriptions, (2) subscription options by Client type and access method, (3) system functionality, (4) risks associated with Service disruptions, and (5) information concerning optional workflows, and add-on / ancillary Services detailed in the Services Catalog.
  DTCC ITP Service Guides - Client-facing user terms, operating materials and best practices, and similar operational and instructional information about Services. Please note, many of these Service Guides are only available to Clients of ITP.
  DTCC ITP Client-Facing Roadmap - Provided to Clients and DTCC staff and outlines ITP's planned Services-related deliverables (e.g. enhancements) for the coming year, including clear articulation of those deliverables that facilitate STP. The Roadmap is a result of the annual Book of Work ("BoW"), which is driven, in part, by the ITP STP Strategy. Please note, this artifact is only available to Clients of ITP.

ITP also developed and/or enhanced internal policies, procedures and artifacts to support its responsibilities as a CMSP and its role in facilitating STP. A summary of these internal policies follows:

  DTCC ITP Annual Book of Work (BoW) Planning Procedure - Documents the multi-phased process ITP follows to establish the annual BoW and to prioritize and establish proposed budgets for initiatives, including those driven by facilitating STP. ITP indicates which initiatives facilitate STP so that the portfolio of initiatives can be reviewed by STP vs. non-STP initiative spend. ITP also documents the measures of success of the initiatives, including STP success measures for initiatives that facilitate STP.
  DTCC ITP Delivery Change Control Procedure - Outlines the process ITP follows to review any significant new or unplanned incoming demand and/or changes to the baseline of an initiative, with the intent to evaluate and action (approve, reject or defer), inclusive of potential changes to initiatives facilitating STP.
  DTCC ITP Client-Facing Roadmap Creation Procedure - Outlines how ITP generates, reviews, approves and communicates the Client-Facing Roadmap, which outlines ITP's planned Services-related deliverables (e.g. enhancements) for the coming year, including clear articulation of those deliverables that facilitate STP.
  DTCC ITP Services Catalog and Services Catalog Supplement Change Request and Communication Procedure - Describes the process ITP follows to maintain and communicate the Services Catalog and Services Catalog Supplement as a means to implement a formal change control process for any changes made to Services or Non-Client Setups. The Services Catalog and Services Catalog Supplement articulate all Service offerings, including how certain Services are positioned to bring efficiencies to the transaction lifecycle, therefore facilitating STP.
  DTCC ITP Services Concept Lifecycle Guidelines - Describes the guidelines by which ITP captures input, makes decisions, prioritizes, and communicates those decisions related to ITP's strategic direction, execution and operational plans ("Guidelines"). The Guidelines also support how ITP, through these processes, conforms with the ITPM CMSP Policy through identification and execution of STP-related opportunities.
  DTCC ITP Regional Advisory Council (RAC) Governance Guidelines - Documents the guidelines for annual review of the Regional Advisory Council ("RAC") membership composition, representation, member onboarding, and member engagement. ITP solicits feedback from Clients on ITP's strategic plans and key initiatives to drive the promotion of STP, among other things, to its Clients and the industry through the RAC.
  DTCC ITP Early Adopter Program Guidelines - Provides the guidelines for ITP to follow when establishing and implementing an Early Adopter Program, which is one way that ITP incentivizes Clients to make full use of the Services to facilitate STP. ITP may also solicit feedback from Clients on proposed Service offerings or enhancements, which may drive the promotion of STP.
  DTCC Non-SIFMU Pricing Policy - ITP reserves the right to use pricing as an incentive or disincentive to encourage Clients to implement Services and further promote STP. This policy establishes the standards and process for pricing Services offered by ITP (among other DTCC entities).
  DTCC ITP Material and Non-Material Transactional Communications Procedure - Many communication types are leveraged to encourage Clients or potential Clients to use Services and/or promote the facilitation of STP. This procedure describes the process for developing and publishing ITP Transactional Communications, which are technical and product operational in nature. It also includes how materiality is determined, which impacts the timing and vehicle(s) by which those communications are sent to Clients.
  DTCC Client Communication Guidelines - Many communication types are utilized to encourage Clients or potential Clients to use the Services and/or to promote the facilitation of STP. These Guidelines explain when to engage Marketing & Communications and provides an overview of the governance process to i) promote a high level of Client engagement, ii) implement a coordinated and strategic approach to email outreach, and iii) support all communications in a clear, consistent and single brand voice.
  DTCC Incident Management Procedure - At times, Service disruptions can inhibit the onward transmission of messages for timely settlement, which may impact STP. Incident Management is aimed at resolving incidents and communicating the status of incidents to Clients. This Procedure defines what actions to take at each step of the process of encountering, identifying, classifying, and resolving events recognized as incidents.
  CCC - ITP Client Notification Procedure - At times, Service disruptions can inhibit the onward transmission of messages for timely settlement, which may impact STP. Incident Management is aimed at resolving incidents and communicating the status of incidents to Clients. This Procedure describes practices for notifying Clients of wide-scale incidents impacting multiple Clients or partners, including subsequent updates when available until the issue gets resolved.
  DTCC ITP TradeSuite ID Cutoff Extension Procedure - Details the process for extending the TradeSuite Affirmation Cutoff for TradeSuite ID DTC Settlement processing to support the onward transmission of messages and facilitation of T+1 settlement cycle.
  DTCC ITP CMSP Annual Report Procedure - Describes the governance and process of generating, reviewing, approving, submitting and publishing that ITP follows so that ITPM as a CMSP creates its Report, pursuant to SEC Exchange Act Rule 17Ad-27.

In addition to the internal policies and procedures, ITP developed and/or enhanced other internal supporting documents/artifacts to support the facilitation of STP:

  Advisory Councils and Client Working Group Charters - Details the purpose, roles and responsibilities of the Client-facing forum(s) where ITP solicits feedback from Clients on ITP's strategic plans.

STP Progress

Rule 17Ad-27(b)(2)

Section 1. Central Matching Service Provider's Progress in Facilitating Straight Through Processing During the 2024 Reporting Period

Section 1.1 Initiatives Facilitating STP

Over the 2024 Reporting Period, ITP delivered and/or advanced several initiatives that helped support the industry in further facilitating STP and support Clients' T+1 obligations, which contributed to the successful execution against DTCC and ITP's U.S. ITP T+1 program. This program was inclusive of system changes, extensive industry outreach and education, operational and new setup support, and policy and procedure changes, which most notably resulted in:

  Industry affirmation rates of 96% by 9pm on T (December 2024) - this is compared to 83% pre-T+1 (April 2024), and far exceeding rates in a T+2 environment, all while fail rates have also remained in line with those in a T+2 environment (see Table 5.0).
  Prime Broker and auto-affirmation rates are robust at 98% and near 100%, respectively, by 9pm on T (December 2024) (see Table 5.0), and ITP's efforts to engage the community have led to notable improvements in affirmation rates, particularly where the custodians or investment manager ("IM") affirms (92% in December vs. 68% in April) and the custodian affirms via an Omnibus TradeSuite ID only (88% in December vs. 54% in April), by 9pm on T.
  TradeSuite ID application processing and reporting enhancements to enable Clients to continue to confirm and affirm their trades in compliance with the T+1 regulatory changes.
  Critical to driving this growth in affirmation were the significant efforts by ITP to onboard additional Clients in advance of the T+1 transition, which in turn drove further STP as well as increased visibility into Client affirmation rates. Over 3,300 TradeSuite IDs were setup in 2024 (compared to 530 in all of 2023), inclusive of the newly offered workflow for non-Clients, called TradeSuite "ID Only", which enables non-self-affirming institutions to have their own Institutional TradeSuite ID (instead of leveraging their Custodian's) for increased transparency into affirmation rates. Most of these newly onboarded IDs had previously leveraged Omnibus TradeSuite IDs provided by their Custodians which made it impossible to measure affirmation rates for the individual underlying institution.
  Additionally, ITP remained committed to the continued adoption of the CTM Match to Instruct (M2i) workflow, an auto-affirmation workflow available to Clients who subscribe to CTM, TradeSuite ID, and ALERT, which is intended to facilitate and automate post-trade processing for trades sent to DTC. At the end of the 2024 Reporting Period, half of the total eligible CTM volume was now coming through the M2i workflow and there were over 640 buyside Clients live on auto-affirmation (560+ enabled for M2i), 76 Broker Bank Identifier Codes ("BICs") (Equities), 5 Brokers (Fixed Income) and 24 Partners all live and supporting M2i.
  Development of the T+1 Scorecard, an included offering for Clients of CTM or TradeSuite ID, which provides Clients with operational performance metrics, industry benchmarking and trend analysis across affirmation (TradeSuite ID) and matching (CTM). The T+1 Scorecard displays key affirmation insights and a comparison with CTM matching data, so that Clients can use this information to make improvements where appropriate, to further facilitate STP.
  The successful launch of Trade Archive, which offers registered investment advisers (RIA's) record retention capabilities intended to meet the Investment Advisers Act of 1940 Rule 204-2 ("Rule 204-2") requirements. This Service is included as part of the investment adviser's CTM or TradeSuite ID subscriptions and was designed in partnership with the Trade Archive Client Working Group to ensure it was fit for purpose and now has over 900 unique end-users, as of the end of the 2024 Reporting Period.
  In preparation for T+1 in the U.S., enhancements were made to the ITP Data Analytics offering to provide the industry with data insight capabilities. Enhancements included counterparty drilldown functionality, increased frequency of reporting and downloadable data extracts, and additional drilldown views enabling firms to pinpoint affirmation issues and party specific views.
  The creation of a lower cost option to increase access to Services using a "T+1 Automation Package", which is intended to provide manual IMs easy access, at a reduced cost, to CTM for Trade Matching & Affirmation, ALERT for SSI Management & Enrichment, and Trade Archive Service to help meet firms' record keeping requirements.
  ALERT's broad market coverage of standard SSI's, inclusive of Securities, Cash and Collateral SSIs, plays a key role in minimizing challenges such as trade enrichments with golden copy SSIs and facilitating timely FX cash settlements. Additionally, ALERT's growing number of Cash SSIs, has removed the need for call backs, thereby, reducing risk, fraud and enhancing STP. Lastly, DTCC has partnered with FX execution service providers to streamline the execution process by sending a matched and agreed trade from CTM directly to the provider, resulting in a timely FX execution and associated instruction to the local market in a shortened T+1 settlement cycle.
  DTCC and ITP held Client Tabletop sessions to review and evaluate the impact of a delay on Clients own systems and processes in a T+1 environment directly with various Clients. 15 Client sessions were held in preparation for T+1.
  Partnered with various industry and trade associations such as SIFMA, ICI, ISITC, BVI, AFME ASFIMA to provide outreach, engagement and education to support the industry globally as it prepared for the U.S.' move to T+1. ITP, along with DTCC, developed the Industry Playbook, created UST1.org, and participated in SIFMA's Command Center and open bridge line for centralized communications during the go live.

Additionally, throughout the 2024 Reporting Period, ITP made improvements in workflow efficiencies and added new capabilities to facilitate improvements in STP. Key of which included:

  The enablement of Instructing Party Matching Groups (IPMG) to CTM, which allows for brokers trading with a counterparty who has multiple BICs to identify that counterparty. This feature addresses the issue some brokers face where they cannot determine which BIC to allege to when the IM has more than one.
  CTM enhancements to enable broker Clients to leverage their CTM interface to access TradeSuite ID for the submission of confirms alleged against non-CTM investment managers.
  A third-party integrated chat Proof of Concept ("PoC") with CTM, which allows trade counterparties an additional collaboration option when it comes to resolving exceptions.
  TradeSuite ID notification enhancements on disaffirmation to further enable Prime Brokers to more efficiently identify potential affirmation issues.
  A re-write of the Client Facing Dashboard to improve dashboard capabilities and create efficiencies for Clients setting up their CTM matching profiles.
  A continued focus on enhancing systems performance and phasing out redundant or older interfaces across ITP systems. Improvements across all CTM UI views were made to reduce delays in loading times, and investment in CTM and Common Messaging Interface (CMI), ITP's interface layer, improved the stability of Services, even on high volume days such as month end and Triple Witching. This included additional investment in the implementation of multiple instances of our FIX engine to improve performance for low latency firms leveraging the CTM FIX interface. These systems performance enhancements, along with Client migration to ITP's strategic MQ PUSH V3 interface, reduced the 'roundtrip' time of a message down to 1 second for 90% of transactions. ITP also completed Client migrations to more robust service providers, retiring legacy leased lines.
  Added Settlement and Trade Condition Indicator triggers to the event profile notifications in Settlement Instruction Manager to help minimize manual intervention during post-trade processing. These indicators (e.g. IEQX - Irish Exempt) are used in combination with other discrete fields like Place of Settlement ("PSET") to create rules allowing for more instructions to flow STP to the custodian and not require manual release on the part of the institution.

During the 2024 Reporting Period, ITP also focused on SSI Enrichment as an enabler to STP. SSI Enrichment supports STP because it establishes standardized processes for storing, updating and communicating account and settlement details in a complete and consistent manner, which in turn helps to reduce the risk and associated operational costs of trade failure. The following initiatives assisted in institutional SSI Compliance rates of 99%+, where over 98% of Broker-Dealer CTM Blocks and 88% of institutional CTM Allocations were automatically enriched by ALERT SSIs (YTD December, Table 6.0).

  In 2024, based on broker-dealer Client feedback, ALERT was expanded to support Legal Entity Identifier ("LEI") usage by IMs, therefore improving these IM's account level data quality. When IMs include LEI information in their account level data, it ensures that broker-dealers know who they are trading with, reducing counterparty risk for the brokers.
  ITP increased adoption of ALERT's ALERT Key Auto Select ("AKAS") workflow, which supports real-time enrichment of settlement instructions for Clients using CTM to match, and specifically supports the M2i workflow whereby CTM matched trades, enriched with settlement instructions using AKAS, are automatically affirmed in TradeSuite ID. This increased adoption of near real-time enrichment of settlement instructions through CTM and is a key CMSP capability which supports STP in an accelerated settlement cycle.
  ITP launched a new ALERT API called "Ready to Settle" which provides Clients an alternative way to request and receive all standard and collateral SSI and market availability data in near real time, traditionally received only via web user interface. This change brings more efficiency and accuracy to the account setup and Client onboarding process in a T+1 environment.
  ITP also explored partnership opportunities to develop a solution to automate the data capture and ingestion of manual/pdf SSIs (decisions and associated delivery execution targeted for 2025).

DTCC has embarked on a multi-year, enterprise-wide "Core Clearance and Settlement modernization" program. From an ITP perspective, CTM and TradeSuite ID are part of this program, with a data center rotation date of 2026 for CTM and modernization and data center rotation date of 2028 for TradeSuite ID. Achieving these milestones will lead to increased performance, stability, and resiliency, which are table stakes for ITP and its ability to offer Services to further advance STP. ITP made significant progress during the 2024 Reporting Period on this program; the scope of CTM supporting applications participating in the data center rotation was finalized, and delivery remains on track for June 2026. As part of this broader enterprise-wide modernization project, during this Reporting Period, ITP made significant progress in capturing Client feedback on the goals, opportunities, and challenges of modernizing its TradeSuite ID Service.

Section 1.2 Client and Industry Engagement

ITP is committed to partnering with its Clients and the industry to help promote a no-touch workflow and STP in the industry with the objective of driving increased settlement efficiency. As the financial markets' trusted industry partner, ITP is regularly sharing its unique perspective and viewpoint on challenges and solutions impacting the post-trade lifecycle. ITP also engages with its Clients and the industry via thought-leadership and forums designed to promote debate and solutioning from these groups. ITP uses this feedback in support of its product development process, in order to align its strategy and Services to bring efficiencies to the industry for all aspects of post-trade processing. During the 2024 Reporting Period, some of the key Client/industry engagements which helped to shape ITP's STP strategy and deliverables included:

  ITP Regional Advisory Councils - These advisory councils met on a regular basis throughout the year and discussed key initiatives in support of advancing STP; such as PSET Matching, TradeSuite ID Modernization, the expansion of data fields in ALERT, U.S. Listed Options in CTM and strategic partnership opportunities with vendors. These topics were then reflected on the 2024 and/or 2025 STP roadmap. For more information on the initiatives planned for 2025, please refer to the "Qualitative Description of STP Facilitation" section of this Report.
  Trade Archive Design Partner Working Group - The working group partnered with Clients to co-design and grant early access to the production pilot of the Trade Archival service, which successfully launched in May 2024.
  U.S. Listed Options Early Adopter Program - While there is a growing population of Clients actively submitting U.S. Listed Options transactions in CTM, ITP worked with 5 Clients via the early adopter program during the 2024 Reporting Period to capture feedback on matching in this asset class via CTM. This early adopter program focuses on standardizing the reconciliation process, eliminating the need for custom reports, and file reconciliations for each trading partner.
  Client Facing Working Groups - These are groups which ITP runs with Client segments throughout the year to capture more detailed user feedback on enhancements and deliverables on ITP's annual BoW. Some of the key STP deliverables that were validated by Clients for inclusion on the 2024 and/or 2025 BoW include:
  ALERT - SSI classification and the introduction of a new "Settlement Purpose" field to drive SSI applicability for settlement, best practice consultation for Cash SSIs making final Beneficiary BIC & A/C # mandatory to remove confusion and interpretation challenges, MENA IDs validation rules to help reduce trade fails, and data quality standards and campaigns.
  CTM - PSET Matching enhancements, supporting an Interfund Transfer/Free of Payment workflow, the "'Away Flow" workflow for non-self-clearing brokers directly integrated to CTM to take advantage of M2i, and supporting MENA markets/Sunday availability.
  Data Analytics - Focused heavily on the development of the T+1 Scorecard during the 2024 Reporting Period. During the 2025 Reporting Period, ITP is partnering with the client community on the strategy and evolution of Data Analytics capabilities via the client working group. The objective is to enhance STP and operational efficiencies by creating additional metrics, insights and drilldowns, enabling firms to pinpoint affirmation issues and party specific views.
  Industry Engagement - In the leadup to T+1, ITP, alongside the DTCC Enterprise performed extensive outreach, engagement and education in support of the U.S.' move to T+1. This included over 130 marketing assets (articles, podcasts, videos, datasheets), nearly 400 social media posts, over 40 Client events and industry forums and over 150 speaking opportunities. These efforts were not only focused on U.S. impact, but globally as well and included sessions such as "Demystifying the U.S. Affirm Process", "Global Buy-side Perspectives" and "Global Custodian Perspectives". ITP co-sponsored with The Canadian Depository of Securities Limited ("CDS") and with support from Association for Financial Markets in Europe ("AFME"), Asia Securities Industry & Financial Markets Association ("ASIFMA"), European Fund and Asset Management Association ("EFAMA"), International Securities Association for Institutional Trade Communication ("ISITC"), International Securities Services Association ("ISSA") and others, the Value Exchange administered the T+1 Pulse survey series. ITP also contributed to SIFMA's published "SEC Rule 15c6-2 Blind Affirmation Voluntary Recommendation", which provided SIFMA's recommendation to the industry for scenarios involving challenges with firms meeting same-day affirmations subject to SEC Rule 15c6-2. The publication discouraged the "blind affirmation" or "negative" process, where parties submit affirmations on trade date solely to stay in good standing with their brokers as it relates to 15c6-2, and custodians affirm a trade alleged against their client absent the knowledge of the trade details received through a communication or trade instruction from a client, in order to meet 15c6-2 requirements.

Section 1.3 Impediments to STP

ITP strives to offer Services that reduce or remove manual systems and processes, however there will, at times, remain manual processes and/or systems by design, to meet certain Client needs or because the cost to remediate is not, in ITP's judgment, worth the benefits gained by adding automation. ITP will regularly monitor these manual systems and processes, and where prioritized, look to automate or remediate/retire. Manual systems ITP analyzed in 2024 and plans to automate and/or retire in 2025/2026 include the following initiatives:

  A PoC is currently underway to evaluate the feasibility of automating manual input of client data into ALERT, which would help mitigate the risk of errors in the data and reduce turnaround time in the ingestion of manual SSIs to ALERT.
  File upload enhancements to the CTM UI, which captures manual entry trade information, to improve efficiency as trades can be uploaded in a batch file as opposed to manually entered one by one.
  Under consideration are enhancements to CTM Auto Responders, which would include a self-service simulation of counterparty trade behavior which helps Clients test the Services while onboarding. This reduces the need to test using human interaction/integration touch points, facilitating operational improvements, and a more seamless integration on to CTM once live.

In addition, while ITP Services and supporting Procedures are designed to promote the successful onward transmission of messages for timely settlement, a significant or frequent disruption to such Services could impede STP. At times, Service disruptions can impact the onward transmission of messages for timely settlement. ITP, as part of the broader DTCC Enterprise, maintains robust Operational Resilience, Business Continuity, and Incident Management & Crisis Response programs to support issue identification, resolution, and communication where applicable. During the 2024 Reporting Period, there was 1 ITP incident that was classified as moderate or high which may have impacted parts of the Client base in their usage of Services, potentially hindering and/or delaying their STP.

  On April 2, 2024, DTCC experienced a network connectivity issue that impacted multiple Services, including ITP, as well as access to the MyDTCC portal. Upon restoration of the Services, several ITP CTM transactions required reprocessing.

Actions CMSP Intends to Take for STP

Rule 17Ad-27(b)(5)

As set forth in 17 CFR 240.17Ad-27(b)(5), below is a qualitative description of the actions, in the case of ITPM, the exempt clearing agency, intends to take to further facilitate STP of institutional securities transactions as the exempt clearing agency during the 2025 Reporting Period.

The below key initiatives are planned for 2025 to further facilitate STP. In some cases, analysis or development began in 2024 for a 2025 delivery, or analysis and/or development occurs in 2025, with a 2026 deliverable. Please refer to the Client Facing Roadmap under "Quick Links" on the ITP home page of the Learning Center at dtcclearning.com/products-and-services/itp.html for the latest schedule of deliverables and timelines.

CTM and TradeSuite ID

  ITP remains committed to furthering the adoption of M2i, given its proven results in increased efficiency and affirmation rates due to an auto-affirmation workflow. ITP will continue to focus on onboarding eligible volume to the M2i workflow, including eligible FI volume.
  Addition of new PSET capabilities to include validation rules to ensure PSET is populated either via direct submission or ALERT enrichment to reduce client settlement issues specifically caused by misaligned PSETs and SSIs. Effective early December 2025, PSET population, not PSET as a mandatory matching field, will become mandated on trades submitted to CTM, which will drive STP by reducing the risk of erroneous instructions and mitigating disparities, as well as further supports cross border movements critical to a global T+1 environment.
  Solve for the "Away Flow" and provide enhancements so that non-self-clearing brokers that rely on their clearing broker today to create their TradeSuite ID Confirmations can take advantage of the automated M2i workflow.
  Enhance the client experience by introducing support for Omni transactions for hedge funds which allows them to reconcile CTM data with their own records, where they are allocating at an omnibus or "top account" level to the executing broker and not disclosing the underlying funds.
  Enhance the CTM UI by implementing import functionality to allow for bulk upload of transactions by smaller buy-side clients, which will reduce manual data entry into CTM. Add new search capabilities on the UI, providing the ability to target specific transactions.
  Support Interfund transfers between 2 funds at the same IM, enabling clients to seamlessly transition positions between accounts, facilitating automated SSI enrichment within CTM to facilitate downstream Free of Payment messages to custodians.
  Productionize third-party chat capabilities alongside CTM and expand market adoption to accelerate exception resolution for any unmatched transactions.
  Support the basket trades that make up ETF's by allowing clients to match on those trades Free of Payment and support the associated SWIFT ISO MT540 and MT542 messages to help automate transaction processing.
  Partner with Clients to analyze the addition of Repo functionality in CTM, to expand asset class coverage and support clearing of Treasury Repos.
  Advocate for the adoption of the Universal Transaction Identifier ("UTI"), which CTM currently has the capability to generate. Increased adoption of global standards such as UTI allows for maintenance of trade lineage through the trade lifecycle which brings efficiency to the detection, communication and resolution of any potential trade issues, thus facilitating STP.

ALERT

  Increase data quality by connecting with account onboarding service providers to expand upon General Account data points (e.g. LEIs, MENA IDs), enabling investment funds entities with the ability to cross reference multiple industry identifiers in support of timely trade execution.
  Simplify data entry in the UI, enabling a more intuitive ability to accurately manage SSIs.
  Enhance Client alerting to Broker-Dealer Clients of ALERT by providing transparency and alerts when acronyms used by their counterparties are updated and when account access methods change.
  Automate notification alerting, allowing IMs to retrieve SSIs in near real-time, facilitating STP and settlement finality.

Modernization, Performance and Data

  Execute against ITP's CTM data center rotation and TradeSuite ID modernization plans including commencing analysis to build an ITP resiliency test environment and create rotational test scenarios for CTM and formalize and obtain industry commitment and regulatory approval on the proposed ETC workflow evolution, while building foundational capabilities focused on eligibility, ingestion and settlement feeds.
  Increase CTM systems capacity and performance to support additional Client demand.
  Complete retirement of ITP's existing Client Facing Dashboard user interface and seamlessly migrate to a new Integration Operation Portal which will enhance the client onboarding experience.
  Complete analysis of and execute against a revised ITP Data Analytics strategy and roadmap to support Client requests for analytical features concerning Client valued post-trade processing metrics in a T+1 environment.